Document and Entity Information	Feb. 13, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000315293
Document Type	8-K
Document Period End Date	Feb. 13, 2024
Entity Registrant Name	Aon plc
Entity Incorporation State Country Code	L2
Entity File Number	1-7933
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	Metropolitan Building
Entity Address, Address Line Two	James Joyce Street
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 K0Y8
City Area Code	353 1
Local Phone Number	266 6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 3500 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.50% Senior Notes due 2024
Trading Symbol	AON24
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 3875 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 2875 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 285 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.85% Senior Notes due 2027
Trading Symbol	AON27
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 2.05 Senior Notes Due 20312 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.05% Senior Notes due 2031
Trading Symbol	AON31
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 2.60 Senior Notes Due 20311 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.60% Senior Notes due 2031
Trading Symbol	AON31A
Security Exchange Name	NYSE
Guarantee Of Aon Corporation And Aon Global Holdings Plcs 500 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Aon Corporation and Aon Global Holdings plc’s 5.00% Senior Notes due 2032
Trading Symbol	AON32
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 535 Senior Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.35% Senior Notes due 2033
Trading Symbol	AON33
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4250 Senior Notes Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.25% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4450 Senior Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.45% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4600 Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.60% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4750 Senior Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.75% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 290 Senior Notes Due 2051 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.90% Senior Notes due 2051
Trading Symbol	AON51
Security Exchange Name	NYSE
Guarantee Of Aon Corporation And Aon Global Holdings Plcs 390 Senior Notes Due 2052 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 3.90% Senior Notes due 2052
Trading Symbol	AON52
Security Exchange Name	NYSE